ASPIRIANT RISK-MANAGED CAPITAL APPRECIATION FUND

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of June 30, 2025 (Unaudited)

MARKETABLE SECURITIES (31.34%)	Type of Investment	Units / Shares	Cost	Fair Value
EXCHANGE-TRADED FUND (2.09%)
iShares MSCI ACWI ETF[a]	Exchange-traded fund	22,669	$2,751,289	$2,915,233
TOTAL EXCHANGE-TRADED FUND			2,751,289	2,915,233

MUTUAL FUNDS (29.25%)
American Funds New Perspective Fund F-3	Mutual fund	190,641	12,656,659	13,321,997
DFA Global Equity Portfolio - Institutional Class	Mutual fund	364,560	12,850,739	13,346,538
GMO Quality Fund - Class VIa	Mutual fund	404,194	11,915,105	14,142,747
TOTAL MUTUAL FUNDS			37,422,503	40,811,282
TOTAL MARKETABLE SECURITIES			40,173,792	43,726,515

PORTFOLIO FUNDS [b,c] (72.19%)	Investment Strategy			Acquisition Date
PARTNERSHIP INTERESTS (72.19%)
Accolade Partners VII-C, L.P.[d]	Private Equity	1,372,500	1,606,001	12/7/2020
Adams Street Partnership Fund-2008 Non-U.S. Fund, L.P.	Private Equity	-	56,965	1/3/2008
AQR Delphi Long-Short Equity Fund, L.P.	Long/Short	5,500,000	11,084,043	4/1/2020
Black River Capital Partners Fund (Food) L.P.[a]	Private Equity	3,918,931	1,690,458	8/5/2011
Blackstone Life Sciences V L.P.	Private Equity	3,948,509	5,972,455	1/10/2020
Coatue Qualified Partners, L.P.	Long/Short	3,602,256	9,685,099	11/1/2017
Gavea Investment Fund IV A, L.P.	Private Equity	1,424,075	222,920	7/1/2011
Industry Ventures Secondary X, L.P.	Venture Capital	800,414	1,233,975	1/2/2024
KEPE Selling Fund II, L.P.[a]	Private Equity	185,904	186,549	11/15/2024
New Mountain Investments III, L.P.[a]	Buyout	208,517	195,266	12/19/2007
New Mountain Investments VII, L.P.	Buyout	1,794,941	2,104,612	8/29/2024
Oaktree Opportunities Fund X, L.P.	Private Credit	-	1,280,565	2/4/2016
Oaktree Opportunities Fund Xb, L.P.[a]	Private Credit	3,783,849	8,873,736	6/18/2018
RA Capital Healthcare Fund, L.P.	Long/Short	6,000,000	10,245,323	2/1/2019
RA Capital Nexus Fund III, L.P.	Private Equity	2,600,000	3,440,346	12/17/2021
Revolution Ventures II, L.P.	Venture Capital	3,798,083	3,116,005	10/24/2013
Stripes V, L.P.	Private Equity	10,056,248	13,338,934	7/7/2021
The Children's Investment Fund L.P.	Long/Short	3,000,000	11,982,758	11/1/2017
Viking Global Opportunities L.P.	Long/Short	10,000,000	14,316,698	1/1/2021
Vintage V, L.P.	Buyout	1,997,758	81,451	8/20/2008
TOTAL PARTNERSHIP INTERESTS		63,991,985	100,714,159
TOTAL PORTFOLIO FUNDS		63,991,985	100,714,159

SHORT-TERM INVESTMENT (1.22%)	Type of Investment	Principal Amount
UMB Bank, Money Market Special II, 4.19%[a,e]	Bank Deposit	$1,701,382	1,701,382	1,701,382
TOTAL SHORT-TERM INVESTMENT			1,701,382	1,701,382

TOTAL INVESTMENTS (104.75%)			$105,867,159	$146,142,056
Liabilities in excess of other assets (-4.75%)				(6,628,222)

TOTAL NET ASSETS (100.00%)				$139,513,834

a All or a portion of this investment is made through the wholly owned subsidiary RMCA Subholding, LLC.

b Portfolio Funds are generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

c Non-income producing security.

d Affiliated investment for which ownership exceeds 5% of the investment's capital.

e The rate is the annualized seven-day yield at period end.

All investments are domiciled in the United States of America, except Gavea Investment Fund IV A, L.P., which is domiciled in Brazil.